Trade and Other Receivables and Assets (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 EUR (€)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Accumulated profit from forward contracts | €		€ 631		€ 4,255								€ 497
Proceeds from forward contracts | €								€ 3,076				€ 3,076
Forward contract [Member]
Statement Line Items [Line Items]
Proceeds from forward contracts | €						€ 710				€ 710
USD [Member]
Statement Line Items [Line Items]
Accumulated profit from forward contracts | $	$ 735		$ 4,474								$ 597
Proceeds from forward contracts | $							$ 3,646				$ 3,646
USD [Member] | Forward contract [Member]
Statement Line Items [Line Items]
Proceeds from forward contracts | $					$ 828				$ 828